CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net Income (Loss)	$ (576,801)	$ 793
Adjustments to reconcile net loss to net cash used in by operating activities -
Depreciation and amortization	42,280	35,086
Stock-based compensation expense	160,071	71,146
Changes in operating assets and liabilities -
Accounts receivable, net	167,563	(103,564)
Inventories, net	(235,495)	58,854
Prepaid expenses	8,309	21,692
Accounts payable	81,091	(43,202)
Customer advances	(113,512)	(210,394)
Accrued compensation and other	284,154	(3,047)
Net cash used in operating activities	(182,340)	(172,636)
Cash Flows from Investing Activities:
Purchases of fixed assets	(24,325)	(30,951)
Additional patent costs	(6,041)	(9,658)
Net cash used in investing activities	(30,366)	(40,609)
Cash Flows from Financing Activities:
Payment of capital lease obligation	(9,375)	(20,942)
Gross Proceeds from private placement of common stock subscribed	1,030,000	0
Net cash provided by (used in) financing activities	1,020,625	(20,942)
Net increase (decrease) in cash and cash equivalents	807,919	(234,187)
Cash and cash equivalents, beginning of period	861,650	1,134,697
Cash and cash equivalents, end of period	$ 1,669,569	$ 900,510